Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 23, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Goodwill and intangible assets consisted of the following at December 31:

	Range of Lives (Years)	2011	2010
		(In thousands)
Goodwill	Indefinite	$142,773	$142,773
Intangible assets
Brand/trade name	Indefinite	$130,400	$130,400
Customer relationships	10	1,100	1,100
Lease value	8 to 9	1,359	1,359
		2,459	2,459
Less accumulated amortization		(1,640)	(1,367)
		819	1,092
Intangible assets, net		$131,219	$131,492

Schedule of Expected Amortization Expense
The estimated aggregate amortization and retail operations expense as of December 31, 2011 was as follows:

Year Ending December 31,	Customers Relationships	Lease Value	Total
	(In thousands)
2012	110	163	273
2013	110	163	273
2014	96	163	259
2015	—	14	14
	$316	$503	$819

Schedule of Goodwill, by Segment
The Company’s goodwill by segment as of December 31, 2011 was as follows:

At December 31, 2011:
(In thousands)
Direct-to-Consumer North America	$48,779
Direct-to-Consumer International	6,682
Indirect-to-Consumer North America	22,719
Indirect-to-Consumer International	64,593
Goodwill	$142,773